Organization and Significant Accounting Policies - Additional Information (Detail)			1 Months Ended		2 Months Ended	3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 15, 2021 $ / shares shares	Apr. 01, 2018 USD ($)	May 31, 2020 USD ($)	May 31, 2019 $ / shares shares	Jun. 30, 2019 shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 shares	Mar. 31, 2020 shares	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares Reporting_unit $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jul. 22, 2019 $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash and cash equivalents											$ 184,224,000		$ 204,301,000	$ 184,224,000	$ 141,590,000
Net income (loss)													$ (162,443,000)	$ (21,172,000)	(1,157,332,000)
Common shares par value | $ / shares											$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued | shares											203,750,000		318,425,182	203,750,000
Shares of common stock outstanding | shares											203,750,000		318,425,182	203,750,000
Total consideration		$ 81,600,000
Fair value of contingent consideration		4,600,000
Hold back liabilities		$ 800,000
Loss on fair value of assets acquired															79,200,000
Warranty amount			$ 7,700,000
Gains (losses) from foreign exchange rate changes													$ (2,100,000)	$ (2,900,000)	(4,400,000)
Maturity of cash and cash equivalents													Three months or less
Capitalized costs amortized													Five years
Measurement period after acquisition closing date													1 year
Number of reporting units | Reporting_unit													2
Contract term													1 year
Remaining performance obligations contracts term													1 year
Deferred revenue											$ 33,200,000			33,200,000
Uncertain tax positions													$ 600,000	$ 600,000
Uncertain tax positions increase duration													12 months
Exercise price per share | $ / shares													$ 0.01
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Notice period for renewal or cancellation													30 days
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Notice period for renewal or cancellation													120 days
Sales Unit [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage fair value of reporting unit											3.50%		8.30%	3.50%
Quantitative impairment recognized															652,000,000
Sales reporting unit written down															0
Sales Unit [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage														8.30%
Sales Unit [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage													13.30%
Marketing Unit [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage fair value of reporting unit													20.00%
Quantitative impairment recognized															0
Marketing Unit [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage														10.00%
Marketing Unit [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage													8.40%
Marketing [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Quantitative impairment recognized															$ 580,000,000
NASDAQ/NGS (GLOBAL SELECT MARKET) [Member] | Warrant [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price Per Share (In Dollars Per Share) | $ / shares													$ 11.50
Conyers Park Merger Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payments for merger related costs													$ 24,000,000
Cash received in merger													93,900,000
Transaction expenses													37,300,000
Conyers Park Merger Agreement | General and Administrative Expense [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Transaction bonuses													39,800,000
Non cash share based compensation													$ 76,000,000
Subsequent Event | Performance Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of trading days	20 days
Number of consecutive trading days	30 days
Share based compensation by share based payment arangement equity instruments other than options vested | shares	5,000,000
Subsequent Event | Performance Shares [Member] | Topco [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of trading days	20 days
Number of consecutive trading days	30 days
Common stock, shares issued | shares	5,000,000
Vesting period	5 years
Share based compensation by share based payment arangement equity instruments other than options vested | shares	5,000,000
Share price | $ / shares	$ 12.00
Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common shares par value | $ / shares													$ 0.0001
Common stock, shares issued | shares													318,425,182
Shares of common stock outstanding | shares													318,425,182
Number of warrants to purchase | shares													18,583,333
Exercise price per share | $ / shares													$ 11.50
Class A Common Stock | Advantage Sponsors or Affiliates [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of common stock to investor, shares | shares													34,410,000
Class A Common Stock | PIPE Investor [Member] | Investor Subscription Agreements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, shares issued | shares													85,540,000
Proceeds from issuance of common stock													$ 855,400,000
Class A Common Stock | Private Placement [Member] | PIPE Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price Per Share (In Dollars Per Share) | $ / shares													$ 10.00
Issuance of common stock to investor, shares | shares													51,130,000
Class A Common Stock | CP Sponsor and the Advantage Sponsors
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of warrants to purchase | shares													7,333,333
Class A Common Stock | Reverse Recapitalization [Member] | Topco [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of aggregate shares issued (in Shares) | shares													203,750,000
Common shares par value | $ / shares													$ 0.0001
Class A Common Stock | Conyers Park Merger Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock redeemed | shares													32,114,818
Redemption price per common share | $ / shares													$ 10.06
Payment from Conyers													$ 323,100,000
Shares of common stock outstanding | shares													12,885,182
Number of common shares held by stockholders | shares													109,675,182
Class A Common Stock | Subsequent Event | Performance Shares [Member] | Topco [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of common stock to investor, shares | shares	5,000,000
Class B Common Stock | Conyers Park Merger Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common shares par value | $ / shares													$ 0.0001
Number of shares converted | shares													11,250,000
Predecessor Company
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Federal deposit insurance											$ 250,000	$ 250,000
Cash and cash equivalents						$ 514,982			$ 1,223,868	$ 1,223,868	951,060	$ 514,982		$ 951,060
Net of applicable taxes available to be withdrawn from the Trust Account											3,600,000
Franchise taxes											100,000
Withdrawn from Trust Account for working capital											$ 279,580
Common stock subject to possible redemption, description											The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security at the end of each reporting period. Increases or decreases in the carrying amount of redeemable shares of approximately $3.6 million, less franchise taxes of $100,000, income taxes of $730,672 and working capital expense of $279,580 (up to $1,000,000) or $2,469,141 of Class A common stock shall be affected by charges against additional paid-in capital.
Company's Class A common stock in the calculation of diluted income per share | shares												18,583,333
Marketable securities											$ 452,816,525			$ 452,816,525
Net income (loss)						$ (4,980,376)			$ 1,163,222	1,161,222	2,469,141	$ (4,061,354)
Price Per Share (In Dollars Per Share) | $ / shares						$ 10.00						$ 10.00				$ 10.00
Proceeds from issuance of common stock										$ 450,000,000	$ 450,000,000
Exercise price per share | $ / shares						0.01					$ 0.01	0.01		$ 0.01
Predecessor Company | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price Per Share (In Dollars Per Share) | $ / shares						$ 1.50					$ 1.50	$ 1.50		$ 1.50		1.50
Predecessor Company | Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Franchise taxes											$ 1,000,000
Withdrawn from Trust Account for working capital											$ 279,580
Common stock shares redemption | shares						42,907,031					43,313,166	42,907,031		43,313,166
Marketable securities											$ 3,600,000			$ 3,600,000
Applicable taxes											$ 830,672
Number of aggregate shares issued (in Shares)						203,750,000						203,750,000
Common shares par value | $ / shares						$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued | shares						2,092,969					1,686,834	2,092,969		1,686,834
Price Per Share (In Dollars Per Share) | $ / shares						$ 12.00					$ 12.00	$ 12.00		$ 12.00
Common stock redeemed | shares							1,763	90,139			43,313,166
Shares of common stock outstanding | shares						2,092,969					1,686,834	2,092,969		1,686,834
Exercise price per share | $ / shares											$ 0.10			$ 0.10
Predecessor Company | Class A Common Stock | Initial Public Offering And Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Company's Class A common stock in the calculation of diluted income per share | shares											18,583,333
Predecessor Company | Class A Common Stock | Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price Per Share (In Dollars Per Share) | $ / shares						$ 11.50						$ 11.50				$ 11.50
Predecessor Company | Class B Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common shares par value | $ / shares				$ 0.0001		$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued | shares						11,250,000					11,250,000	11,250,000		11,250,000
Issuance of common stock to investor, shares | shares				11,500,000	11,500,000						11,500,000
Shares of common stock outstanding | shares						11,250,000					11,250,000	11,250,000		11,250,000